Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 209,792	$ 208,652
ECL allowance	1,948	1,915	$ 1,715
Net loans	402,453	398,108
Gross personal	42,960	43,651
Gross credit card	12,605	12,755
Gross business and government	139,044	134,965
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	144,133	142,260
Gross personal	22,116	24,258
Gross credit card	2,929	3,015
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	38,204	37,140
Gross personal	3,581	5,674
Gross credit card	1,221	1,225
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	16,735	18,325
Gross personal	10,292	6,537
Gross credit card	5,883	5,893
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,259	6,519
Gross personal	5,076	5,314
Gross credit card	1,856	1,909
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,163	1,173
Gross personal	958	915
Gross credit card	550	548
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	635	597
Gross personal	161	164
Gross business and government	873	866
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,663	2,638
Gross personal	776	789
Gross credit card	166	165
Gross business and government	685	876
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	50,729	47,051
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	84,682	84,223
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	2,075	1,949
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	214	211
Net loans	209,578	208,441
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	550	553
Net loans	42,410	43,098
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	443	420
Net loans	12,162	12,335
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	741	731
Net loans	138,303	134,234
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	201,570	200,184
ECL allowance	537	526	470
Net loans	383,691	377,911
Gross personal	38,590	38,259
Gross credit card	11,184	11,288
Gross business and government	132,884	128,706
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	144,133	142,260
Gross personal	22,116	24,258
Gross credit card	2,928	3,015
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	38,153	37,140
Gross personal	3,566	4,321
Gross credit card	1,140	1,142
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	15,892	17,315
Gross personal	8,547	4,955
Gross credit card	5,616	5,619
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,122	1,207
Gross personal	3,322	3,703
Gross credit card	1,332	1,344
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7	11
Gross personal	332	302
Gross credit card	10	10
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,263	2,251
Gross personal	707	720
Gross credit card	158	158
Gross business and government	597	752
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	50,428	46,800
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	81,361	80,780
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	498	374
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	28	28
Net loans	201,542	200,156
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	167	160
Net loans	38,423	38,099
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	140	129
Net loans	11,044	11,159
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	202	209
Net loans	132,682	128,497
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,428	7,717
ECL allowance	753	745	721
Net loans	17,518	18,975
Gross personal	4,169	5,188
Gross credit card	1,421	1,467
Gross business and government	5,253	5,348
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross credit card	1
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	51
Gross personal	15	1,353
Gross credit card	81	83
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	843	1,010
Gross personal	1,745	1,582
Gross credit card	267	274
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,137	5,312
Gross personal	1,754	1,611
Gross credit card	524	565
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,156	1,162
Gross personal	626	613
Gross credit card	540	538
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	241	233
Gross personal	29	29
Gross credit card	8	7
Gross business and government	54	79
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	301	251
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,321	3,443
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	1,577	1,575
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	40	43
Net loans	7,388	7,674
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	262	265
Net loans	3,907	4,923
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	303	291
Net loans	1,118	1,176
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	148	146
Net loans	5,105	5,202
Stage 3 [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
Net loans	1,244	1,222
Gross business and government	907	911
Stage 3 [member] | Financial instruments not credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross business and government	34	45
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	794	751
Gross personal	201	204
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	635	597
Gross personal	161	164
Gross business and government	873	866
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	159	154
Gross personal	40	40
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	146	140
Net loans	648	611
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	121	128
Net loans	80	76
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	391	376
Net loans	516	535
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 658	$ 644	$ 524